Distribution Date:	09/17/21	J.P. Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2012-CIBX

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations	REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001
Mortgage Loan Detail (Part 1)	13		500 North Central Expressway,Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	15		Trust Advisor	Trustadvisor@trimontrea.com
Historical Detail	16		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Delinquency Loan Detail	17	Certificate Administrator	Wells Fargo Bank, N.A.
			Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	18			trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	19		9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	20	Trustee	U.S. Bank National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor, | Chicago, IL 60603
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46637WAA1	0.958200%	68,035,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46637WAB9	1.810400%	112,771,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46637WAC7	3.138800%	283,979,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46637WAD5	3.483400%	346,887,000.00	83,907,711.26	4,368,632.83	243,570.10	0.00	0.00	4,612,202.93	79,539,078.43	79.41%	30.00%
A-4FX	46637WBA0	3.483400%	45,960,000.00	11,117,160.37	578,812.02	32,271.26	0.00	0.00	611,083.28	10,538,348.35	79.41%	30.00%
A-4FL	46637WAJ2	1.392750%	44,040,000.00	10,652,735.91	554,631.88	12,775.96	0.00	0.00	567,407.84	10,098,104.03	79.41%	30.00%
AS	46637WAF0	4.270700%	117,540,000.00	117,540,000.00	0.00	418,315.07	0.00	0.00	418,315.07	117,540,000.00	55.24%	20.87%
B	46637WAG8	4.833142%	61,185,000.00	61,185,000.00	0.00	246,429.82	0.00	0.00	246,429.82	61,185,000.00	42.67%	16.12%
C	46637WAH6	5.054342%	45,083,000.00	45,083,000.00	0.00	189,887.41	0.00	0.00	189,887.41	45,083,000.00	33.40%	12.63%
D	46637WAN3	5.054342%	27,372,000.00	27,372,000.00	0.00	115,289.54	0.00	0.00	115,289.54	27,372,000.00	27.77%	10.50%
E	46637WAQ6	5.054342%	46,694,000.00	46,694,000.00	0.00	196,672.86	0.00	0.00	196,672.86	46,694,000.00	18.17%	6.88%
F	46637WAS2	4.000000%	20,932,000.00	20,932,000.00	0.00	69,773.33	0.00	0.00	69,773.33	20,932,000.00	13.87%	5.25%
G	46637WAU7	4.000000%	22,542,000.00	22,542,000.00	0.00	75,140.00	0.00	0.00	75,140.00	22,542,000.00	9.24%	3.50%
NR	46637WAW3	4.000000%	45,083,216.00	44,925,623.86	0.00	38,644.18	0.00	0.00	38,644.18	44,925,623.86	0.00%	0.00%
R	NA	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,288,103,216.00	491,951,231.40	5,502,076.73	1,638,769.53	0.00	0.00	7,140,846.26	486,449,154.67

Notional Certificates
X-A	46637WAE3	1.156372%	1,019,212,000.00	223,217,607.54	0.00	215,102.19	0.00	0.00	215,102.19	217,715,530.81
X-B	46637WAL7	0.397187%	268,891,216.00	268,733,623.86	0.00	88,947.95	0.00	0.00	88,947.95	268,733,623.86
Notional SubTotal			1,288,103,216.00	491,951,231.40	0.00	304,050.14	0.00	0.00	304,050.14	486,449,154.67

Deal Distribution Total					5,502,076.73	1,942,819.67	0.00	0.00	7,444,896.40

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46637WAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46637WAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46637WAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46637WAD5	241.88773653	12.59382113	0.70215978	0.00000000	0.00000000	0.00000000	0.00000000	13.29598091	229.29391540
A-4FX	46637WBA0	241.88773651	12.59382115	0.70215970	0.00000000	0.00000000	0.00000000	0.00000000	13.29598085	229.29391536
A-4FL	46637WAJ2	241.88773638	12.59382107	0.29009900	0.00000000	0.00000000	0.00000000	0.00000000	12.88392007	229.29391530
AS	46637WAF0	1,000.00000000	0.00000000	3.55891671	0.00000000	0.00000000	0.00000000	0.00000000	3.55891671	1,000.00000000
B	46637WAG8	1,000.00000000	0.00000000	4.02761821	0.00000000	0.00000000	0.00000000	0.00000000	4.02761821	1,000.00000000
C	46637WAH6	1,000.00000000	0.00000000	4.21195151	0.00000000	0.00000000	0.00000000	0.00000000	4.21195151	1,000.00000000
D	46637WAN3	1,000.00000000	0.00000000	4.21195163	0.00000000	0.00000000	0.00000000	0.00000000	4.21195163	1,000.00000000
E	46637WAQ6	1,000.00000000	0.00000000	4.21195143	0.00000000	0.00000000	0.00000000	0.00000000	4.21195143	1,000.00000000
F	46637WAS2	1,000.00000000	0.00000000	3.33333317	0.00000000	0.00000000	0.00000000	0.00000000	3.33333317	1,000.00000000
G	46637WAU7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
NR	46637WAW3	996.50441663	0.00000000	0.85717443	2.46450697	29.78243699	0.00000000	0.00000000	0.85717443	996.50441663
R	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46637WAE3	219.00998766	0.00000000	0.21104754	0.00000000	0.00000000	0.00000000	0.00000000	0.21104754	213.61162428
X-B	46637WAL7	999.41391860	0.00000000	0.33079530	0.00000000	0.00000000	0.00000000	0.00000000	0.33079530	999.41391860

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/21 - 08/30/21	30	0.00	243,570.10	0.00	243,570.10	0.00	0.00	0.00	243,570.10	0.00
A-4FX	08/01/21 - 08/30/21	30	0.00	32,271.26	0.00	32,271.26	0.00	0.00	0.00	32,271.26	0.00
A-4FL	08/17/21 - 09/16/21	31	0.00	12,775.96	0.00	12,775.96	0.00	0.00	0.00	12,775.96	0.00
AS	08/01/21 - 08/30/21	30	0.00	418,315.07	0.00	418,315.07	0.00	0.00	0.00	418,315.07	0.00
B	08/01/21 - 08/30/21	30	0.00	246,429.82	0.00	246,429.82	0.00	0.00	0.00	246,429.82	0.00
C	08/01/21 - 08/30/21	30	0.00	189,887.41	0.00	189,887.41	0.00	0.00	0.00	189,887.41	0.00
D	08/01/21 - 08/30/21	30	0.00	115,289.54	0.00	115,289.54	0.00	0.00	0.00	115,289.54	0.00
E	08/01/21 - 08/30/21	30	0.00	196,672.86	0.00	196,672.86	0.00	0.00	0.00	196,672.86	0.00
F	08/01/21 - 08/30/21	30	0.00	69,773.33	0.00	69,773.33	0.00	0.00	0.00	69,773.33	0.00
G	08/01/21 - 08/30/21	30	0.00	75,140.00	0.00	75,140.00	0.00	0.00	0.00	75,140.00	0.00
NR	08/01/21 - 08/30/21	30	1,231,580.14	149,752.08	0.00	149,752.08	111,107.90	0.00	0.00	38,644.18	1,342,688.04
X-A	08/01/21 - 08/30/21	30	0.00	215,102.19	0.00	215,102.19	0.00	0.00	0.00	215,102.19	0.00
X-B	08/01/21 - 08/30/21	30	0.00	88,947.95	0.00	88,947.95	0.00	0.00	0.00	88,947.95	0.00
Totals			1,231,580.14	2,053,927.57	0.00	2,053,927.57	111,107.90	0.00	0.00	1,942,819.67	1,342,688.04

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 25

Additional Information
Total Available Distribution Amount (1)	7,444,896.40
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,117,320.32	Master Servicing Fee	42,237.86
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,152.26
Interest Adjustments	0.00	Trustee Fee	160.98
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Senior Trust Advisor Fee	1,694.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,117,320.32	Total Fees	45,245.60

Principal		Expenses/Reimbursements
Scheduled Principal	997,285.70	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	78,760.07
Principal Prepayments	4,373,549.57	Special Servicing Fees (Monthly)	31,987.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	360.59
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	131,241.46	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	5,502,076.73	Total Expenses/Reimbursements	111,107.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,942,819.67
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	5,502,076.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	18,147.16
Total Other Collected	0.00	Total Payments to Certificateholders and Others	7,463,043.56
Total Funds Collected	7,619,397.05	Total Funds Distributed	7,619,397.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	491,951,231.40	491,951,231.40	Beginning Certificate Balance	491,951,231.40
(-) Scheduled Principal Collections	997,285.70	997,285.70	(-) Principal Distributions	5,502,076.73
(-) Unscheduled Principal Collections	4,504,791.03	4,504,791.03	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	486,449,154.67	486,449,154.67	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	492,803,356.27	492,803,356.27	Ending Certificate Balance	486,449,154.67
Ending Actual Collateral Balance	487,496,603.38	487,496,603.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.05
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP
	$9,999,999 or less	13	89,150,279.06	18.33%	12	5.3617	1.033935	1.24 or less	11	217,653,214.30	44.74%	19	5.1874	0.116971
$10,000,000 to $24,999,999		3	47,696,944.90	9.81%	1	5.5263	1.250152	1.25 to 1.34	2	79,639,187.84	16.37%	9	4.9206	1.306592
$25,000,000 to $49,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.35 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999		4	257,347,100.04	52.90%	20	4.8653	0.681917	1.45 to 1.54	1	55,943,258.67	11.50%	9	4.8450	1.548100
$100,000,000 or greater		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469	1.70 to 1.99	1	6,183,841.16	1.27%	9	5.0500	1.707200
								2.00 to 2.29	1	4,499,936.83	0.93%	9	4.7800	2.134000
								2.30 or greater	4	30,274,885.20	6.22%	26	4.9199	3.006210
								Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP
							Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP
California	1	6,600,000.00	1.36%	9	4.9000	3.069200
							Lodging	4	98,731,499.11	20.30%	9	5.0896	(0.655585)
Connecticut	1	67,000,424.98	13.77%	9	4.9452	1.298800
							Multi-Family	2	16,738,078.03	3.44%	9	4.9601	2.564539
Georgia	2	6,183,841.16	1.27%	9	5.0500	1.707200
							Office	3	83,444,901.79	17.15%	15	4.9564	1.414351
Illinois	1	75,121,367.56	15.44%	9	4.9000	(0.831500)
							Retail	12	195,279,845.07	40.14%	21	5.0929	1.183299
Kentucky	1	59,282,048.83	12.19%	57	4.7500	1.085100
							Totals	24	486,449,154.67	100.00%	15	4.9869	0.938469
Louisiana	3	23,934,633.79	4.92%	9	5.3965	0.329586
Michigan	1	2,575,600.92	0.53%	8	5.4500	2.448100
Missouri	1	4,499,936.83	0.93%	9	4.7800	2.134000
Nebraska	1	9,046,017.23	1.86%	9	5.6000	0.680200
New Jersey	1	9,625,000.00	1.98%	63	4.8750	2.899700
Pennsylvania	1	9,334,020.66	1.92%	(8)	5.9700	(0.109700)
Puerto Rico	1	23,583,897.76	4.85%	(7)	6.2500	0.256600
Texas	4	36,196,317.70	7.44%	8	4.9423	1.741941
Virginia	1	55,943,258.67	11.50%	9	4.8450	1.548100
Washington, DC	1	5,267,957.91	1.08%	3	6.4000	(0.939400)
Totals	24	486,449,154.67	100.00%	15	4.9869	0.938469

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP
	4.74999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% to 4.99999%	9	302,185,084.01	62.12%	20	4.8613	0.949204	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% to 5.24999%	4	23,859,571.87	4.90%	8	5.1299	1.057660	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.25000% to 5.49999%	3	20,917,774.56	4.30%	9	5.4851	0.429808	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.50000% to 5.74999%	1	9,046,017.23	1.86%	9	5.6000	0.680200	49 months or greater	20	394,194,324.00	81.04%	16	5.0575	0.830285
	5.75000% to 5.99999%	1	9,334,020.66	1.92%	(8)	5.9700	(0.109700)	Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469
	6.00000% to 6.24999%	0	0.00	0.00%	0	0.0000	0.000000
	6.25000% to 6.49999%	2	28,851,855.67	5.93%	(5)	6.2774	0.038227
	6.50000% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP
	60 months or less	19	384,569,324.00	79.06%	15	5.0621	0.778491	Interest Only	2	16,225,000.00	3.34%	41	4.8852	2.968649
61 months to 84 months		1	9,625,000.00	1.98%	63	4.8750	2.899700	299 months or less	18	377,969,324.00	77.70%	15	5.0649	0.738491
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	92,254,830.67	18.96%	9	4.6849	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 year or greater	20	394,194,324.00	81.04%	16	5.0575	0.830285
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	23	486,449,154.67	100.00%	15	4.9869	0.938469
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	606100002	LO	Chicago	IL	Actual/360	4.90025%	317,591.17	147,113.15	0.00	N/A	06/01/22	--	75,268,480.71	75,121,367.56	09/01/21
3	606100003	OF	Greenwich	CT	Actual/360	4.94525%	285,912.25	140,869.73	0.00	N/A	06/01/22	--	67,141,294.71	67,000,424.98	09/01/21
4	606100004	RT	Louisville	KY	Actual/360	4.75025%	243,539.68	259,062.52	0.00	N/A	06/01/26	--	59,541,111.35	59,282,048.83	09/01/21
5	606100005	RT	Colonial Heights	VA	Actual/360	4.84525%	233,898.30	119,452.20	0.00	N/A	06/01/22	--	56,062,710.87	55,943,258.67	09/01/21
6	606100006	RT	Chicago	IL	Actual/360	4.63025%	238,307.11	105,338.01	0.00	N/A	06/01/22	--	59,771,866.13	59,666,528.12	09/01/21
13	606100013	IN	Long Island City	NY	Actual/360	4.78025%	109,998.15	57,508.13	0.00	N/A	06/01/22	--	26,723,804.99	26,666,296.86	09/01/21
16	606100016	RT	Caguas	PR	Actual/360	6.25025%	127,170.65	45,230.17	0.00	N/A	02/01/21	--	23,629,127.93	23,583,897.76	06/01/20
23	606100023	RT	The Woodlands	TX	Actual/360	4.79025%	52,228.31	23,498.52	0.00	N/A	05/01/22	--	12,662,261.38	12,638,762.86	09/01/21
25	606100025	MF	Houston	TX	Actual/360	4.85025%	48,023.32	24,481.54	0.00	N/A	06/01/22	--	11,498,765.82	11,474,284.28	09/01/21
30	606100030	LO	Gretna	LA	Actual/360	5.49025%	43,490.05	28,288.33	0.00	N/A	06/01/22	--	9,199,375.15	9,171,086.82	09/01/21
31	606100031	LO	Metairie	LA	Actual/360	5.49025%	43,490.05	28,288.33	0.00	N/A	06/01/22	--	9,199,375.15	9,171,086.82	09/01/21
32	606100032	RT	Kearney	NE	Actual/360	5.60025%	43,754.78	27,553.70	0.00	N/A	06/01/22	--	9,073,570.93	9,046,017.23	09/01/21
34	606100034	RT	State College	PA	Actual/360	5.97025%	48,081.56	18,852.23	0.00	N/A	01/01/21	--	9,352,872.89	9,334,020.66	09/01/20
36	606100036	OF	East Windsor	NJ	Actual/360	4.87525%	40,404.95	0.00	0.00	N/A	12/01/26	--	9,625,000.00	9,625,000.00	09/01/21
38	606100038	OF	Addison	TX	Actual/360	5.18125%	30,487.01	14,005.54	0.00	N/A	04/01/22	--	6,833,482.35	6,819,476.81	09/01/21
40	606100040	RT	Various	GA	Actual/360	5.05025%	26,948.25	13,137.96	0.00	N/A	06/01/22	--	6,196,979.12	6,183,841.16	09/01/21
41	606100041	OF	California	MD	Actual/360	4.81025%	24,581.27	12,712.90	0.00	N/A	06/01/22	--	5,934,718.59	5,922,005.69	09/01/21
42	606100042	RT	Denham Springs	LA	Actual/360	5.09025%	24,562.45	11,496.08	0.00	N/A	06/01/22	--	5,603,956.23	5,592,460.15	09/01/21
43	606100043	RT	Temecula	CA	Actual/360	4.90025%	27,848.33	0.00	0.00	N/A	06/01/22	--	6,600,000.00	6,600,000.00	09/01/21
44	606100044	LO	Washington	DC	Actual/360	6.40025%	29,117.01	15,369.62	0.00	N/A	12/01/21	--	5,283,327.53	5,267,957.91	09/01/21
45	606100045	MF	Conroe	TX	Actual/360	5.20025%	23,618.02	10,701.41	0.00	N/A	05/01/22	--	5,274,495.16	5,263,793.75	09/01/21
47	606100047	RT	St. Louis	MO	Actual/360	4.78025%	18,562.18	9,704.51	0.00	N/A	06/01/22	--	4,509,641.34	4,499,936.83	09/01/21
48	606100048	RT	Durham	NC	Actual/360	6.25025%	23,580.29	4,381,370.86	0.00	N/A	11/01/21	--	4,381,370.86	0.00	09/01/21
49	606100049	RT	Woodhaven	MI	Actual/360	5.45025%	12,125.18	8,041.29	0.00	N/A	05/01/22	--	2,583,642.21	2,575,600.92	09/01/21
Totals							2,117,320.32	5,502,076.73	0.00				491,951,231.40	486,449,154.67
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	(4,445,369.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,785,969.00	3,584,555.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,755,622.00	5,526,600.92	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,287,846.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	754,902.80	0.00	--	--	03/11/21	11,496,528.32	506,209.74	109,337.92	1,685,885.33	0.00	0.00
23	1,286,359.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,903,432.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	700,601.00	225,758.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	180,546.00	13,957.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	809,088.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	48,879.47	0.00	--	--	02/11/21	3,536,567.41	139,377.79	48,194.85	600,773.62	35,467.00	0.00
36	1,531,905.00	733,096.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	396,422.00	215,174.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	814,962.24	441,577.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	428,602.47	114,551.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	637,297.00	262,720.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	819,383.50	(395,469.94)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	567,925.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	681,969.95	391,566.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	628,615.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	28,574,960.91	11,114,086.54				15,033,095.73	645,587.53	157,532.77	2,286,658.95	35,467.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
4	606100004	131,241.46	Partial Liquidation (Curtailment)	0.00	0.00
48	606100048	4,373,549.57	Payoff Prior to Maturity	0.00	0.00
Totals		4,504,791.03		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	0	0.00	2	32,917,918.42	0	0.00	0	0.00	1	131,241.46	1	4,373,549.57	4.986865%	4.803926%	15
08/17/21	0	0.00	0	0.00	0	0.00	2	32,982,000.82	0	0.00	0	0.00	0	0.00	0	0.00	4.998104%	4.815790%	16
07/16/21	0	0.00	0	0.00	0	0.00	2	33,045,744.67	0	0.00	0	0.00	1	147,250.09	2	38,095,821.08	5.014744%	4.835973%	16
06/17/21	0	0.00	0	0.00	0	0.00	2	33,114,797.81	0	0.00	0	0.00	1	71,307.83	5	83,612,269.52	5.092804%	4.907753%	15
05/17/21	0	0.00	0	0.00	0	0.00	2	33,177,840.08	0	0.00	0	0.00	1	571,541.15	1	9,539,038.63	5.174949%	4.999205%	14
04/16/21	0	0.00	0	0.00	0	0.00	1	9,430,412.11	0	0.00	0	0.00	0	0.00	0	0.00	5.178935%	5.003972%	15
03/17/21	0	0.00	0	0.00	0	0.00	1	9,448,771.34	0	0.00	0	0.00	0	0.00	2	37,322,667.41	5.195902%	5.022476%	16
02/18/21	0	0.00	0	0.00	0	0.00	1	9,471,724.75	0	0.00	0	0.00	0	0.00	1	6,773,415.87	5.232340%	5.079073%	16
01/15/21	0	0.00	0	0.00	1	23,959,389.86	1	9,489,872.69	0	0.00	0	0.00	1	44,353.20	1	9,897,290.05	5.237360%	5.122405%	17
12/17/20	0	0.00	1	9,507,927.81	1	24,002,609.97	1	9,507,927.81	0	0.00	0	0.00	1	556,302.49	0	0.00	5.235740%	5.120382%	18
11/18/20	2	66,688,126.25	0	0.00	2	84,626,959.70	0	0.00	0	0.00	1	57,160,663.78	0	0.00	0	0.00	5.236094%	5.101564%	15
10/19/20	1	5,720,889.17	0	0.00	1	24,092,488.06	0	0.00	0	0.00	1	60,700,287.73	0	0.00	0	0.00	5.236161%	5.083545%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	606100016 06/01/20		14	5	109,337.92	1,685,885.33	43,507.21	24,269,450.80	06/08/20	5		03/31/21
34	606100034 09/01/20		11	5	48,194.85	600,773.62	46,517.28	9,564,674.89	03/25/20	2		05/21/20
Totals					157,532.77	2,286,658.95	90,024.49	33,834,125.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		32,917,918	0	0		32,917,918
0 - 6 Months		5,267,958	5,267,958	0		0
7 - 12 Months		379,356,230	379,356,230	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		59,282,049	59,282,049	0		0
> 60 Months		9,625,000	9,625,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	486,449,155	453,531,236	0	0	23,583,898	9,334,021
Aug-21	491,951,231	458,969,231	0	0	0	32,982,001
Jul-21	517,334,293	484,288,548	0	0	0	33,045,745
Jun-21	615,821,818	582,707,020	0	0	0	33,114,798
May-21	700,970,141	667,792,301	0	0	0	33,177,840
Apr-21	712,659,320	679,413,102	0	0	23,815,806	9,430,412
Mar-21	730,123,316	696,814,750	0	0	23,859,794	9,448,771
Feb-21	769,188,632	735,800,970	0	0	23,915,937	9,471,725
Jan-21	777,406,502	743,957,240	0	0	23,959,390	9,489,873
Dec-20	788,816,221	755,305,683	0	0	24,002,610	9,507,928
Nov-20	790,063,167	638,748,081	66,688,126	0	84,626,960	0
Oct-20	791,640,501	761,827,124	5,720,889	0	24,092,488	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	606100004	59,282,048.83	59,413,290.29	34,700,000.00	02/25/21	4,835,617.92	1.08510	03/31/21	06/01/26	248
5	606100005	55,943,258.67	55,943,258.67	40,000,000.00	02/15/21	6,564,319.00	1.54810	12/31/20	06/01/22	248
16	606100016	23,583,897.76	24,269,450.80	14,600,000.00	01/15/21	530,979.80	0.25660	12/31/20	02/01/21	232
34	606100034	9,334,020.66	9,564,674.89	6,925,000.00	08/18/20	(88,132.53)	(0.10970)	12/31/20	01/01/21	231
Totals		148,143,225.92	149,190,674.65	96,225,000.00		11,842,784.19

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	606100004	RT	KY	01/28/21	98

Loan transferred to special servicing effective 01/28/21 due to Imminent Non-Monetary Default. A loan modification was completed 08/2020 and the borrower is seeking a subsequent modification. Special Servicer is completing the necessary due diligen ce needed to address the modification request. Borrower continues to work toward resolution on the non-monetary default. Cash management is in place and the loan is current. Special Servicer is evaluating the merits of a note sale.

5	606100005	RT	VA	02/03/21	98

Loan transferred to special servicing effective 02/03/2021 due to Imminent Non-Monetary Default. Special Servicer is completing the necessary due diligence needed to address the modification request. Borrower continues to work toward

	resolution on	the non-monetary default.		The loan is current. Special Servicer is evaluating the merits of a note sale.

16	606100016	RT	PR	06/08/20	5

Loan transferred to Special Servicing on 6/8/2020 for payment default. All rents are paid to a Lockbox controlled by the Lender. Court entered the Agreed Judgment of Foreclosure and Receivership. SS has obtained lender approval for a note sale wit h an auction on the RealInsight Marketplace scheduled for 9/20/2021 - 9/22/2021.

34	606100034	RT	PA	03/25/20	2

The Loan transferred to special servicing on March 25, 2020 for imminent monetary default. The loan is secured by a 120,391 sf shopping center located in State College, PA. Property is 46% occupied as the anchor tenant, Giant Foods,

(65,301 sf, 54%

nrsf) vacated at their 08/31/19 lease expiration. Legal counsel has been engaged to proceed with foreclosure and the appointment of a receiver. Notice of default/acceleration issued 05/21/20. Receiver appointed 09/09/20.

	Borrower consented to th		e foreclosure judgement. Third parties are being finalized and the foreclosure is anticipated in 4Q2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	606100004	60,830,859.65	4.75003%	60,830,859.65 4.75003%		8	08/20/20	08/11/20	08/20/20
5	606100005	57,743,237.68	4.84503%	57,743,237.68 4.84503%		8	07/09/20	07/01/20	07/09/20
5	606100005	0.00	4.84503%	0.00	4.84503%	10	07/08/20	03/03/20	11/12/20
Totals		118,574,097.33		118,574,097.33
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	606100012 07/15/16	31,379,646.20	54,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	(157,592.51)	157,592.51	0.45%
17	606100017 03/15/19	20,152,740.00	35,600,000.00	21,840,701.86	1,687,961.86	21,840,701.86	20,152,740.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		51,532,386.20	89,700,000.00	21,840,701.86	1,687,961.86	21,840,701.86	20,152,740.00	0.00	0.00	(157,592.51)	157,592.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	606100012	07/25/16	0.00	0.00	0.00	0.00	0.00	157,592.51	0.00	0.00	157,592.51
17	606100017	03/15/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	157,592.51	0.00	0.00	157,592.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 23 of 25

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	12,817.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	12,069.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	5,086.83	0.00	0.00	60,883.70	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	2,013.47	0.00	0.00	17,876.37	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	360.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,987.24	0.00	360.59	78,760.07	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		111,107.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 24 of 25

Supplemental Notes
Swap Unwind from Class A-4FL to Class A-4FX effective March 17, 2016
For March 2016, a swap unwind has occurred moving $10,500,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $79,500,000.00 and for Class A-4FX is $10,500,000.00.
Swap Unwind from Class A-4FL to Class A-4FX effective December 16, 2016
For December 2016, a swap unwind has occurred moving $29,000,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $50,500,000.00 and for Class A-4FX is $39,500,000.00.
Swap Unwind from Class A-4FL to Class A-4FX effective April 17, 2017
For April 2017, a swap unwind has occurred moving $6,460,000 from Class A-4FL to Class A-4FX. The new beginning balance for Class A-4FL is $44,040,000.00 and for Class A-4FX is $45,960,000.00.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 25 of 25